Redeemable Noncontrolling Interests	12 Months Ended
Dec. 31, 2019
Temporary Equity Disclosure [Abstract]
Redeemable Noncontrolling Interests
19.	REDEEMABLE NONCONTROLLING INTERESTS

In October 2019, one of the Group’s VIE’s subsidiary completed a round of preferred shares financing with RMB100,000 (US$14,364) from third-party preferred shareholders. As the preferred shares could be redeemed by such shareholders upon the occurrence of certain events that are not solely within the control of the Group, these preferred shares are accounted for as redeemable noncontrolling interests.

The Group accounts for the changes in accretion to the redemption value in accordance with ASC Topic 480, Distinguishing Liabilities from Equity. The Group elects to use the effective interest method to account for the changes of redemption value over the period from the date of issuance to the earliest redemption date of the noncontrolling interest.

The movement in the carrying value of the redeemable noncontrolling interests is as follows:

	For the year ended December 31,
	2019	2019
	RMB	US$
Balance as of December 31, 2018	—	—
Issuance of subsidiary shares	100,000	14,364
Accretion of redeemable noncontrolling interests	1,542	222
Balance as of December 31, 2019	101,542	14,586